General (Details) - USD ($) $ in Thousands		6 Months Ended
	Apr. 04, 2022	Jun. 30, 2022	Sep. 13, 2022
General (Details) [Line Items]
Gross proceeds, offering	$ 15,641,000
Underwriting discounts and commissions	$ 13,587	$ 13,587
Forecast [Member]
General (Details) [Line Items]
Cash and cash equivalents			$ 10,550